UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report

February 28, 2018

MFS® Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS

2/28/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 135.4%
Aerospace - 2.4%
Dae Funding LLC, 5%, 8/01/2024 (n)		$380,000	$371,450
KLX, Inc., 5.875%, 12/01/2022 (n)		350,000	360,500
TransDigm, Inc., 6%, 7/15/2022		55,000	56,306
TransDigm, Inc., 6.5%, 7/15/2024		315,000	324,816
TransDigm, Inc., 6.375%, 6/15/2026		140,000	143,150

			$1,256,222
Automotive - 1.9%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$600,000	$608,250
IHO Verwaltungs GmbH, 4.75%, (4.75% cash or 5.5% PIK) 9/15/2026 (n)(p)		400,000	386,000

			$994,250
Broadcasting - 4.7%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		$270,000	$294,975
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		70,000	75,600
Match Group, Inc., 6.375%, 6/01/2024		295,000	318,969
Meredith Corp., 6.875%, 2/01/2026 (n)		255,000	262,969
Netflix, Inc., 5.875%, 2/15/2025		330,000	348,681
Netflix, Inc., 4.375%, 11/15/2026		125,000	120,000
Netflix, Inc., 3.625%, 5/15/2027	EUR	180,000	220,623
Netflix, Inc., 4.875%, 4/15/2028 (n)		$90,000	88,425
Sinclair Television Group Co., 5.125%, 2/15/2027 (n)		330,000	317,213
WMG Acquisition Corp., 5%, 8/01/2023 (n)		65,000	65,894
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		330,000	332,888
WMG Acquisition Corp., 5.5%, 4/15/2026 (z)		65,000	65,000

			$2,511,237
Building - 6.1%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$345,000	$359,663
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		200,000	195,060
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		290,000	309,213
Gibraltar Industries, Inc., 6.25%, 2/01/2021		250,000	253,438
HD Supply, Inc., 5.75%, 4/15/2024 (n)		330,000	346,088
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		300,000	297,000
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		340,000	368,475
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		220,000	232,100
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		380,000	388,550
Standard Industries, Inc., 6%, 10/15/2025 (n)		180,000	190,125
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		305,000	314,150

			$3,253,862
Business Services - 5.0%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$340,000	$347,650
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)		110,000	110,413
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		200,000	206,000
CDK Global, Inc., 4.875%, 6/01/2027 (n)		445,000	441,529
Equinix, Inc., 5.375%, 1/01/2022		70,000	72,538
Equinix, Inc., 5.375%, 4/01/2023		240,000	246,300
Equinix, Inc., 5.75%, 1/01/2025		40,000	41,800
Equinix, Inc., 5.875%, 1/15/2026		150,000	157,125
First Data Corp., 5%, 1/15/2024 (n)		510,000	513,188
MSCI, Inc., 4.75%, 8/01/2026 (n)		250,000	248,125
Vantiv LLC/Vantiv Issuer Corp., 4.375%, 11/15/2025 (n)		250,000	242,188

			$2,626,856

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - 10.1%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$280,000	$279,650
Altice Financing S.A., 7.5%, 5/15/2026 (n)	200,000	201,500
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)	200,000	198,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	400,000	407,500
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	480,000	488,400
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	205,000	205,769
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	175,000	177,188
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	400,000	394,000
DISH DBS Corp., 5%, 3/15/2023	190,000	174,563
DISH DBS Corp., 5.875%, 11/15/2024	245,000	229,688
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	150,000	123,938
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	65,000	68,250
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	125,000	124,688
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	325,000	339,625
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	165,000	167,681
Telenet Finance Lux S.A., 5.5%, 3/01/2028 (n)	200,000	193,000
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	240,000	250,500
Videotron Ltd., 5.375%, 6/15/2024 (n)	80,000	82,800
Videotron Ltd., 5.125%, 4/15/2027 (n)	480,000	484,262
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	200,000	196,500
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	200,000	196,000
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	400,000	385,000

		$5,368,502
Chemicals - 2.7%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$450,000	$452,250
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	200,000	210,000
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	381,000	417,671
SPCM S.A., 4.875%, 9/15/2025 (n)	375,000	370,313

		$1,450,234
Computer Software - 2.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$205,000	$218,869
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	235,000	240,288
Nuance Communications Co., 5.625%, 12/15/2026	165,000	167,063
VeriSign, Inc., 4.625%, 5/01/2023	330,000	332,475
VeriSign, Inc., 5.25%, 4/01/2025	60,000	61,650
VeriSign, Inc., 4.75%, 7/15/2027	85,000	82,875

		$1,103,220
Computer Software - Systems - 2.4%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	$125,000	$130,625
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	135,000	136,013
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	325,000	338,813
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	415,000	418,113
SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	245,000	256,638

		$1,280,202
Conglomerates - 5.3%
Amsted Industries Co., 5%, 3/15/2022 (n)	$495,000	$504,900
Apex Tool Group LLC, 9%, 2/15/2023 (z)	250,000	249,375
EnerSys, 5%, 4/30/2023 (n)	510,000	521,475
Enpro Industries, Inc., 5.875%, 9/15/2022	375,000	388,706
Entegris, Inc., 4.625%, 2/10/2026 (n)	345,000	338,963
Gates Global LLC, 6%, 7/15/2022 (n)	133,000	135,328

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - continued
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	$310,000	$315,425
TriMas Corp., 4.875%, 10/15/2025 (n)	360,000	354,710

		$2,808,882
Construction - 1.0%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$135,000	$24,300
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	270,000	282,150
Toll Bros. Finance Corp., 4.35%, 2/15/2028	230,000	217,350

		$523,800
Consumer Products - 1.6%
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	$260,000	$260,325
Prestige Brands, Inc., 6.375%, 3/01/2024 (n)	205,000	210,125
Spectrum Brands, Inc., 6.125%, 12/15/2024	40,000	41,900
Spectrum Brands, Inc., 5.75%, 7/15/2025	325,000	334,750

		$847,100
Consumer Services - 2.7%
Interval Acquisition Corp., 5.625%, 4/15/2023	$525,000	$540,750
Matthews International Corp., 5.25%, 12/01/2025 (n)	260,000	260,650
Service Corp. International, 4.625%, 12/15/2027	170,000	166,175
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	210,000	206,850
West Corp., 8.5%, 10/15/2025 (n)	245,000	237,650

		$1,412,075
Containers - 6.0%
Berry Global Group, Inc., 5.5%, 5/15/2022	$335,000	$344,213
Berry Global Group, Inc., 6%, 10/15/2022	165,000	171,806
Berry Global Group, Inc., 5.125%, 7/15/2023	110,000	112,338
Crown American LLC, 4.5%, 1/15/2023	326,000	329,260
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 2/01/2026 (n)	95,000	93,575
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	150,000	142,125
Multi-Color Corp., 6.125%, 12/01/2022 (n)	402,000	414,060
Reynolds Group, 5.75%, 10/15/2020	125,984	127,874
Reynolds Group, 5.125%, 7/15/2023 (n)	180,000	183,375
Reynolds Group, 7%, 7/15/2024 (n)	155,000	163,234
Sealed Air Corp., 4.875%, 12/01/2022 (n)	335,000	345,050
Sealed Air Corp., 5.125%, 12/01/2024 (n)	95,000	97,850
Sealed Air Corp., 5.5%, 9/15/2025 (n)	50,000	52,313
Signode Industrial Group, 6.375%, 5/01/2022 (n)	345,000	357,075
Silgan Holdings, Inc., 5.5%, 2/01/2022	20,000	20,375
Silgan Holdings, Inc., 4.75%, 3/15/2025	235,000	233,238

		$3,187,761
Electrical Equipment - 1.0%
CommScope Holding Company, Inc., 5.5%, 6/15/2024 (n)	$95,000	$96,781
CommScope Technologies LLC, 5%, 3/15/2027 (n)	425,000	414,641

		$511,422
Electronics - 1.0%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$155,000	$165,703
Sensata Technologies B.V., 5%, 10/01/2025 (n)	375,000	377,813

		$543,516

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - 10.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024	$385,000	$410,025
Continental Resources, Inc., 4.5%, 4/15/2023	355,000	358,550
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	330,000	323,400
Diamondback Energy, Inc., 5.375%, 5/31/2025	420,000	420,000
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	125,000	125,000
Gulfport Energy Corp., 6%, 10/15/2024	280,000	275,100
Gulfport Energy Corp., 6.375%, 5/15/2025	185,000	182,456
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)	325,000	317,759
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	425,000	421,547
PDC Energy, Inc., 6.125%, 9/15/2024	445,000	455,013
QEP Resources, Inc., 5.25%, 5/01/2023	370,000	367,225
QEP Resources, Inc., 5.625%, 3/01/2026	150,000	147,563
Seven Generations Energy, 6.75%, 5/01/2023 (n)	295,000	306,800
Seven Generations Energy, 5.375%, 9/30/2025 (n)	205,000	200,388
SM Energy Co., 6.75%, 9/15/2026	485,000	487,425
SRC Energy, Inc., 6.25%, 12/01/2025 (n)	260,000	262,600
Whiting Petroleum Corp., 6.25%, 4/01/2023	170,000	172,125
WPX Energy, Inc., 6%, 1/15/2022	275,000	285,313

		$5,518,289
Entertainment - 2.5%
Cedar Fair LP, 5.375%, 6/01/2024	$95,000	$97,494
Cedar Fair LP, 5.375%, 4/15/2027 (n)	170,000	172,125
Cinemark USA, Inc., 5.125%, 12/15/2022	165,000	167,475
Cinemark USA, Inc., 4.875%, 6/01/2023	280,000	278,250
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	605,000	603,542

		$1,318,886
Financial Institutions - 4.2%
Aircastle Ltd., 5.125%, 3/15/2021	$85,000	$87,338
Aircastle Ltd., 5.5%, 2/15/2022	240,000	249,600
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	175,000	176,094
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	520,000	533,650
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	120,000	122,626
Navient Corp., 7.25%, 1/25/2022	260,000	278,504
Navient Corp., 7.25%, 9/25/2023	180,000	191,250
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	555,000	557,775

		$2,196,837
Food & Beverages - 4.9%
Aramark Services, Inc., 4.75%, 6/01/2026	$275,000	$271,563
Aramark Services, Inc., 5%, 2/01/2028 (n)	195,000	194,269
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	385,000	383,499
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	65,000	64,363
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	355,000	346,196
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	215,000	216,075
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	120,000	120,000
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	255,000	247,937
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	340,000	354,875
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	370,000	383,875

		$2,582,652
Forest & Paper Products - 0.0%
Appvion, Inc., 9%, 6/01/2020 (d)(n)	$87,000	$1,740

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - 3.9%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$245,000	$247,592
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	340,000	354,450
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	40,000	41,300
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	310,000	311,163
MGM Resorts International, 6.625%, 12/15/2021	180,000	194,499
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	305,000	306,144
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	200,000	201,000
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)	200,000	196,000
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	200,000	196,940

		$2,049,088
Industrial - 1.2%
Cleaver-Brooks, Inc., 7.875%, 3/01/2023 (n)	$250,000	$263,750
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	375,000	377,813

		$641,563
Insurance - 0.4%
AssuredPartners, Inc., 7%, 8/15/2025 (n)	$230,000	$235,175

Insurance - Health - 0.7%
Centene Corp., 5.625%, 2/15/2021	$115,000	$117,731
Centene Corp., 6.125%, 2/15/2024	235,000	246,750

		$364,481
Machinery & Tools - 0.5%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$265,000	$276,925

Major Banks - 0.8%
UBS Group AG, 6.875% to 8/07/2025, FLR to 12/29/2049	$400,000	$433,000

Medical & Health Technology & Services - 8.0%
AmSurg Corp., 5.625%, 7/15/2022	$265,000	$269,306
Community Health Systems, Inc., 6.875%, 2/01/2022	75,000	48,938
DaVita, Inc., 5.125%, 7/15/2024	150,000	148,969
DaVita, Inc., 5%, 5/01/2025	235,000	230,594
HCA, Inc., 7.5%, 2/15/2022	345,000	381,656
HCA, Inc., 5.875%, 3/15/2022	295,000	312,700
HCA, Inc., 5%, 3/15/2024	395,000	402,406
HCA, Inc., 5.375%, 2/01/2025	200,000	203,314
HealthSouth Corp., 5.125%, 3/15/2023	385,000	391,738
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	200,000	200,600
Polaris, 8.5%, 12/01/2022 (n)	225,000	229,500
Quorum Health Corp., 11.625%, 4/15/2023	170,000	176,375
Tenet Healthcare Corp., 8.125%, 4/01/2022	225,000	237,375
Tenet Healthcare Corp., 6.75%, 6/15/2023	160,000	160,000
THC Escrow Corp. III, 5.125%, 5/01/2025 (n)	280,000	271,600
Universal Health Services, Inc., 7.625%, 8/15/2020	340,000	343,400
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	225,000	223,875

		$4,232,346
Medical Equipment - 1.0%
Teleflex, Inc., 5.25%, 6/15/2024	$240,000	$246,000
Teleflex, Inc., 4.875%, 6/01/2026	105,000	103,950
Teleflex, Inc., 4.625%, 11/15/2027	200,000	195,000

		$544,950

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - 7.9%
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	$240,000	$247,500
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	200,000	207,500
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	598,000	644,345
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	105,000	101,850
Freeport-McMoRan, Inc., 5.4%, 11/14/2034	90,000	87,750
Kaiser Aluminum Corp., 5.875%, 5/15/2024	410,000	429,598
Kinross Gold Corp., 4.5%, 7/15/2027 (n)	230,000	223,100
Kinross Gold Corp., 5.125%, 9/01/2021	70,000	72,275
Kinross Gold Corp., 5.95%, 3/15/2024	265,000	283,603
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	150,000	158,625
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	355,000	366,502
Novelis Corp., 5.875%, 9/30/2026 (n)	415,000	418,113
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	200,000	202,750
Steel Dynamics, Inc., 5.125%, 10/01/2021	100,000	101,250
Steel Dynamics, Inc., 5.25%, 4/15/2023	160,000	163,400
Steel Dynamics, Inc., 5.5%, 10/01/2024	195,000	201,825
TMS International Corp., 7.25%, 8/15/2025 (n)	260,000	271,050

		$4,181,036
Midstream - 4.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$435,000	$445,875
DCP Midstream LP, 4.95%, 4/01/2022	170,000	173,825
DCP Midstream LP, 5.6%, 4/01/2044	130,000	134,225
DCP Midstream LP, 3.875%, 3/15/2023	190,000	185,250
Energy Transfer Equity LP, 5.875%, 1/15/2024	55,000	58,300
Tallgrass Energy GP, LP, 5.5%, 1/15/2028 (n)	580,000	581,450
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	170,000	172,445
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	200,000	199,498
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	495,000	495,000

		$2,445,868
Network & Telecom - 1.7%
CenturyLink, Inc., 7.65%, 3/15/2042	$135,000	$117,450
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	250,000	259,063
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	190,000	198,573
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	315,000	316,575

		$891,661
Oil Services - 2.3%
Bristow Group, Inc., 6.25%, 10/15/2022	$298,000	$254,790
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025	140,000	142,100
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039	335,000	274,700
Ensco PLC, 7.75%, 2/01/2026	230,000	217,350
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	340,000	328,525

		$1,217,465
Pharmaceuticals - 1.4%
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	$210,000	$185,850
Mallinckrodt International Finance S.A., 5.625%, 10/15/2023 (n)	95,000	78,613
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	215,000	190,275
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	315,000	276,413

		$731,151
Printing & Publishing - 0.7%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$377,000	$381,241

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Healthcare - 1.3%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$325,000	$322,969
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	360,000	351,720

		$674,689
Real Estate - Other - 2.6%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$385,000	$387,888
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	215,000	215,538
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	355,000	361,656
Starwood Property Trust, Inc., REIT, 5%, 12/15/2021	255,000	260,738
Starwood Property Trust, Inc., REIT, 4.75%, 3/15/2025 (n)	170,000	164,900

		$1,390,720
Restaurants - 1.6%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$255,000	$261,375
IRB Holding Corp., 6.75%, 2/15/2026 (n)	240,000	239,628
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	340,000	344,250

		$845,253
Retailers - 1.9%
Dollar Tree, Inc., 5.75%, 3/01/2023	$360,000	$373,950
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	90,000	89,100
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	280,000	275,100
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	285,000	286,425

		$1,024,575
Specialty Chemicals - 1.8%
A Schulman, Inc., 6.875%, 6/01/2023	$255,000	$270,300
Koppers, Inc., 6%, 2/15/2025 (n)	215,000	222,525
Univar USA, Inc., 6.75%, 7/15/2023 (n)	430,000	446,663

		$939,488
Specialty Stores - 0.9%
Group 1 Automotive, Inc., 5%, 6/01/2022	$360,000	$367,200
PetSmart, Inc., 7.125%, 3/15/2023 (n)	200,000	127,480

		$494,680
Supermarkets - 0.6%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024	$340,000	$313,225

Telecommunications - Wireless - 6.2%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$200,000	$186,500
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	400,000	352,000
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	200,000	173,600
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	225,000	209,531
SBA Communications Corp., 4%, 10/01/2022 (n)	360,000	352,800
SBA Communications Corp., 4.875%, 9/01/2024	90,000	88,875
Sprint Corp., 7.875%, 9/15/2023	275,000	284,625
Sprint Corp., 7.125%, 6/15/2024	410,000	407,171
Sprint Corp., 7.625%, 3/01/2026	120,000	119,562
Sprint Nextel Corp., 6%, 11/15/2022	445,000	439,438
T-Mobile USA, Inc., 6.5%, 1/15/2024	95,000	99,513
T-Mobile USA, Inc., 5.125%, 4/15/2025	195,000	196,950
T-Mobile USA, Inc., 6.5%, 1/15/2026	195,000	209,138
T-Mobile USA, Inc., 5.375%, 4/15/2027	165,000	168,713

		$3,288,416

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telephone Services - 0.9%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$130,000	$129,350
Level 3 Financing, Inc., 5.375%, 5/01/2025	350,000	347,375

		$476,725
Transportation - Services - 0.8%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$170,000	$138,869
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	110,000	106,425
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	200,000	160,000

		$405,294
Utilities - Electric Power - 3.7%
Calpine Corp., 5.5%, 2/01/2024	$260,000	$243,425
Calpine Corp., 5.75%, 1/15/2025	220,000	206,250
Calpine Corp., 5.25%, 6/01/2026 (n)	190,000	184,300
Covanta Holding Corp., 6.375%, 10/01/2022	70,000	71,488
Covanta Holding Corp., 5.875%, 3/01/2024	235,000	235,588
Covanta Holding Corp., 5.875%, 7/01/2025	320,000	318,400
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	345,000	340,256
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)	360,000	370,728

		$1,970,435
Total Bonds		$71,746,995

Floating Rate Loans (g)(r) - 1.8%
Building - 0.4%
ABC Supply Co., Inc., Term Loan B, 4.14%, 10/31/2023	$222,426	$223,538

Computer Software - Systems - 0.3%
CDW LLC, Term Loan B, 3.7%, 8/17/2023	$92,787	$93,072
Sabre GLBL, Inc., Term Loan B, 3.89%, 2/22/2024	71,480	71,681

		$164,753
Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.89%, 4/30/2021	$69,727	$69,901

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 3.74%, 6/23/2022	$67,443	$67,649

Entertainment - 0.3%
Cedar Fair LP, Term Loan B, 3.89%, 4/13/2024	$77,758	$78,309
Six Flags Theme Parks, Inc., Term Loan B, 3.61%, 6/30/2022	72,200	72,561

		$150,870
Gaming & Lodging - 0.2%
Hilton Worldwide Finance LLC, Term Loan B2, 3.62%, 10/25/2023	$121,456	$122,063

Medical & Health Technology & Services - 0.3%
DaVita HealthCare Partners, Inc., Term Loan B, 4.39%, 6/24/2021	$162,064	$163,009
Total Floating Rate Loans		$961,783

Common Stocks - 0.3%
Oil Services - 0.3%
LTRI Holdings LP (a)(u)	200	$177,884

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Investment Companies (h) - 1.9%
Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 1.52% (v)	1,032,532	$1,032,429

Other Assets, Less Liabilities - (39.4)%		(20,911,410)
Net Assets - 100.0%		$53,007,681

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,032,429 and $72,886,662, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $38,634,777, representing 72.9% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Apex Tool Group LLC, 9%, 2/15/2023	2/09/18	$250,000	$249,375
WMG Acquisition Corp., 5.5%, 4/15/2026	2/28/18	65,000	65,000
Total Restricted Securities			$314,375
% of Net assets			0.6%

The following abbreviations are used in this report and are defined:

FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 2/28/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	230,018	EUR	184,941	Brown Brothers Harriman	3/26/2018	$3,975

Portfolio of Investments (unaudited) – continued

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	1	$194,517	March - 2018	$1,388
U.S. Treasury Note 10 yr	Short	USD	13	1,560,609	June - 2018	884

						$2,272

At February 28, 2018, the fund had cash collateral of $15,346 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$177,884	$177,884
U.S. Corporate Bonds	—	60,390,617	—	60,390,617
Foreign Bonds	—	11,356,378	—	11,356,378
Floating Rate Loans	—	961,783	—	961,783
Mutual Funds	1,032,429	—	—	1,032,429
Total	$1,032,429	$72,708,778	$177,884	$73,919,091

Other Financial Instruments
Futures Contracts – Assets	$2,272	$—	$—	$2,272
Forward Foreign Currency Exchange Contracts – Assets		3,975	—	3,975

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/17	$177,884
Change in unrealized appreciation (depreciation)	0
Balance as of 2/28/18	$177,884

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at February 28, 2018 is $0. At February 28, 2018, the fund held one level 3 security.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		3,194,953	5,348,500	(7,510,921)	1,032,532

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(310)	$224	$—	$5,676	$1,032,429

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 13, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2018

*	Print name and title of each signing officer under his or her signature.